Intellectual property (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual property
	December 31,	December 31,
	2020	2019
Intellectual property acquired	$25,271,000	$25,271,000
Accumulated amortization	(8,985,667)	(7,300,933)
	16,285,333	17,970,067